EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)		12 Months Ended
		Dec. 31, 2018 ILS (₪) shares		Dec. 31, 2017 ILS (₪) shares		Dec. 31, 2016 ILS (₪) shares
Number of options
Outstanding at beginning of year		10,651,097		4,557,927
Outstanding at end of year		11,459,697		10,651,097		4,557,927
Employees and Directors [Member]
Number of options
Outstanding at beginning of year		10,651,097	[1]	4,557,927	[1]	3,500,262
Granted		2,853,080		7,292,560		2,505,684
Forfeited and expired		(1,649,090)		(1,164,961)		(1,435,990)
Exercised		(395,390)		(34,429)		(12,029)
Outstanding at end of year	[1]	11,459,697		10,651,097		4,557,927
Exercisable at end of year		4,489,816		2,356,948		1,786,209
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪		₪ 4.4	[1]	₪ 6.5	[1]	₪ 8.7
Granted | ₪		2.8		3.5		3.8
Forfeited and expired | ₪		4		6.5		7.2
Exercised | ₪		0.4		0.2		0.4
Outstanding at end of year | ₪	[1]	4.2		4.4		6.5
Exercisable at end of year | ₪		₪ 5.9		₪ 7.6		₪ 9.4

[1]	As of the December 31, 2016, 2017 and 2018, includes 222,428, 1,178,128 and 1,163,018 PSUs at an exercise price of 0.10 NIS, for which performance obligations have not been met.